Advantage Funds, Inc. (the "Registrant")

-Dreyfus Strategic Value Fund (the "Fund")
(Class A, C, I and Y Shares)

Incorporated herein by reference is the supplement to the Fund's Summary and Statutory prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 19, 2017 (SEC Accession No. 0000914775-17-000071).